Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000229546
Shareholder Report [Line Items]
Fund Name	Adaptive Core ETF
Trading Symbol	RULE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/rule-adaptive-core-etf
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.31%
AssetsNet	$ 11,818,911
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 43,125
InvestmentCompanyPortfolioTurnover	70.00%
C000230847
Shareholder Report [Line Items]
Fund Name	Goose Hollow Tactical Allocation ETF
Trading Symbol	GHTA
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-898-6447
Additional Information Website	https://www.gham.co
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
AssetsNet	$ 40,064,516
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 171,934
InvestmentCompanyPortfolioTurnover	347.00%
C000229547
Shareholder Report [Line Items]
Fund Name	Mindful Conservative ETF
Trading Symbol	MFUL
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/mful-mindful-conservative-etf
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.10%
AssetsNet	$ 7,570,359
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 51,045
InvestmentCompanyPortfolioTurnover	213.00%
C000246678
Shareholder Report [Line Items]
Fund Name	Mohr Company Nav ETF
Trading Symbol	CNAV
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/cnav-mohr-company-nav-etf
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
AssetsNet	$ 33,598,287
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 123,129
InvestmentCompanyPortfolioTurnover	106.00%
C000240370
Shareholder Report [Line Items]
Fund Name	Mohr Sector Nav ETF
Trading Symbol	SNAV
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-464-6608
Additional Information Website	https://www.mohrfunds.com/snav-mohr-sector-nav-etf
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%
AssetsNet	$ 25,233,995
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 86,226
InvestmentCompanyPortfolioTurnover	245.00%
C000263311
Shareholder Report [Line Items]
Fund Name	Nelson Select ETF
Trading Symbol	NELS
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-694-3532
Additional Information Website	https://nelsonselectetf.com
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.49%
AssetsNet	$ 43,905,541
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 154,833
InvestmentCompanyPortfolioTurnover	268.00%
C000264851
Shareholder Report [Line Items]
Fund Name	PL Growth and Income ETF
Trading Symbol	PLGI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-630-489-6581
Additional Information Website	https://www.plgrowthincome.com
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.25%
AssetsNet	$ 59,149,665
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 111,511
InvestmentCompanyPortfolioTurnover	31.00%
C000222559
Shareholder Report [Line Items]
Fund Name	Rareview Dynamic Fixed Income ETF
Trading Symbol	RDFI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/dynamic-fixed-income-etf/
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 73,482,685
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 308,987
InvestmentCompanyPortfolioTurnover	60.00%
C000233898
Shareholder Report [Line Items]
Fund Name	Rareview Systematic Equity ETF
Trading Symbol	RSEE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/systematic-equity-etf/
Expenses Paid, Amount	$ 211
Expense Ratio, Percent	4.27%
AssetsNet	$ 58,911,345
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 257,280
InvestmentCompanyPortfolioTurnover	54.00%
C000222560
Shareholder Report [Line Items]
Fund Name	Rareview Tax Advantaged Income ETF
Trading Symbol	RTAI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/tax-advantaged-income-etf/
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 17,968,173
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 4,386
InvestmentCompanyPortfolioTurnover	46.00%
C000250203
Shareholder Report [Line Items]
Fund Name	Rareview Total Return Bond ETF
Trading Symbol	RTRE
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/total-return-bond-etf/
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 61,998,982
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 38,247
InvestmentCompanyPortfolioTurnover	25.00%
C000223446
Shareholder Report [Line Items]
Fund Name	The SPAC and New Issue ETF
Trading Symbol	SPCK
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-904-0406
Additional Information Website	http://www.spcketf.com
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,056,633
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	146.00%